REPORTING ENTITY	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated And Separate Financial Statements Explanatory [Abstract]
Disclosure of notes and other explanatory information [text block]

NOTE 1 – REPORTING ENTITY

Grupo Aval Acciones y Valores S.A. (hereinafter the “The Group” or “Grupo Aval”) was established under Colombian law in January 7, 1994, with its main offices and business address registered in Bogotá, D.C., Colombia. The corporate purpose of Grupo Aval is the purchase and sale of securities issued by financial and commercial entities. Grupo Aval is the majority shareholder of Banco de Bogotá S.A., Banco de Occidente S.A., Banco Popular S.A. and Banco Comercial AV Villas S.A., entities whose main purpose is to perform all transactions, operations and services inherent to the banking business, pursuant to applicable laws and regulations. Furthermore, through its direct and indirect investments in Corporación Financiera Colombiana S.A. (“Corficolombiana”) and in Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A. (“Porvenir”), Grupo Aval engages in investment banking activities, invests in the non-financial sector and manages pensions and severance funds in Colombia.

In performing  its activities and pursuant to the corporate bylaws, Grupo Aval may (i) promote the creation of all types of companies relating to its corporate purpose; (ii) represent individuals and companies involved in similar or complementary activities; (iii) grant or receive loans with or without interest; (iv) submit its properties as collateral; (v) issue, endorse, acquire, protest, cancel, or pay bills of exchange, checks, promissory notes or any other type of financial instruments, accept or submit them as payment; (vi) acquire, sell, tax, lease or manage any kind of  assets; (vii) subscribe or acquire any kind of investments and sell or otherwise dispose of them; (viii) acquire and sell shares in companies that purse similar or complementary corporate interests ; (ix) render services in areas relating to its activities, experience and knowledge; and (x) carry out or participate, in acts and contracts relating to the aforementioned activities, enabling the exercise of rights and compliance of the obligations of The Group.

The duration of Grupo Aval set forth under the bylaws is until May 24, 2044, but the Company may be dissolved before such term expires, or it may be extended by free decision of Grupo Aval shareholders meeting.

When preparing its consolidated financial statements, Grupo Aval Acciones y Valores S.A., directly consolidates the following entities:

Banco de Bogotá S.A.

Banco de Bogotá S.A., in which Grupo Aval holds 68.74% of the voting rights and 68.74% of the ownership interest as of December 31, 2019, was established as a bank on November 15, 1870. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Bogotá is to participate and perform all operations and contracts legally authorized to commercial banking, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A.	Management of pension and severance funds.	Bogotá, Colombia	100%	75.67%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Leasing Bogotá Panamá S.A.	Holding company of BAC Credomatic Inc.	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).	Panamá, Republic of Panamá	100%	68.74%

Banco de Occidente S.A.

Banco de Occidente S.A., in which Grupo Aval holds 72.27% of the voting rights and 72.27% of the ownership interest  as of December 31, 2019, was established as a banking entity on September 8, 1964. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. The commercial purpose of Banco de Occidente is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.78%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S. A.

Banco Popular S. A., in which Grupo Aval holds 93.74% of the voting rights and 93.74% of the ownership interest as of December 31, 2019, was established as a banking entity on July 5, 1950. It was authorized to operate under the terms of the renewal resolution No. 3140 dated September 24, 1993 issued by the Superintendency of Finance. Its commercial purpose is to participate in and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements set forth under Colombian laws and regulations.

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Comercial AV Villas S. A.

Banco Comercial AV Villas S. A., in which Grupo Aval holds 80.39% of the voting rights and 79.87% of the ownership interest as of December 31, 2019, was incorporated as a banking entity on November 24, 1972. It was authorized to operate under the terms of the renewal resolution No. 3352 dated August 21, 1992 issued by the Superintendency of Finance. The commercial purpose of Banco AV Villas is to participate and perform all operations and contracts legally authorized to commercial banks, subject to the limitations and requirements imposed by Colombian laws and regulations.

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2019:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporación Financiera Colombiana S.A. – Corficolombiana S.A.

Corficolombiana S.A., in which Grupo Aval and its subsidiaries own 53.45% of the aggregate voting rights and Grupo Aval has 38.63% of the ownership interest as of December 31, 2019 is a merchant bank authorized to operate by the Superintendency of Finance by the resolution of October 18, 1961. Corficolombiana´s core business is the active management of an equity portfolio through controlling and non-controlling investments in key strategic sectors that including infrastructure, energy and gas, agribussines and hotels.

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2019:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	19.65%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	38.63%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	89.90%	34.73%

Grupo Aval Limited

Grupo Aval Limited is a subsidiary of Grupo Aval in Cayman Islands. It was established on December 29, 2011. Grupo Aval Limited is a limited liability company registered with the Assistant of the Registrar of Companies of Cayman Islands under registry number MC‑265169, with its Main Office located in Ugland House, South Church Street, George Town, Grand Cayman KY1‑1104. It was constituted as a special purpose vehicle for issuing foreign debt.

Grupo Aval International Limited

Grupo Aval International Limited, was a wholly owned subsidiary of Grupo Aval in Cayman Islands, originally established on October 8, 2012, which was merged in December 2019 with Grupo Aval Limited. This transaction did not impact the results reported as of December 31, 2019.

Other relevant events

Leasing Bogotá S.A. Panamá (“Leasing Bogotá”), a wholly owned subsidiary of Banco de Bogotá, entered into an agreement on October 31, 2019 to acquire 99.1% of the share capital of Multi Financial Group, Inc. (“MFG”), the holding company for Multibank Panama for an estimated cash purchase price of U.S.$728.0 million. The agreement provides for the possibility that shareholders of the remaining 0.9% of MFG’s share capital, adhere to the transaction prior to the closing date.

The transaction is expected to close in the second quarter of 2020 after the required regulatory approval process is completed.

Legal and regulatory restrictions

Grupo Aval and its Colombian subsidiaries are subject to the following restrictions to transfer profits or perform transactions, in accordance with the legal requirements in Colombia:

•	Before distributing any dividends to their shareholders, the companies should assign 10% of their profits to a legal reserve until the reserve equals 50% of paid-in capital.
•

The Subsidiaries operating in the financial sector may not grant loans to other companies of Grupo Aval that exceed 10% of their regulatory capital if the loan is unsecured or 25% if it is granted with an acceptable security or third party guarantee, as per Superintendency of Finance rules. There is an exception to this rule that extends the maximum quota up to 25% (without guarantee) when it comes to loans to 4G infrastructure projects. These same limits apply to companies which are not part of Grupo Aval.

•

Pursuant to article 2.1.2.1.8 of Decree 2555 of 2010, banks in Colombia have a lending limit of 30% of their regulatory capital with respect to loans granted to financial entities. These same limits apply all financial entities.

Foreign subsidiaries of Grupo Aval do not have any restriction to transfer dividends to the parent company. Lending operations in general have restrictions similar to those of banks in Colombia, as described above.

Grupo Aval and its subsidiaries do not have significant restrictions on their ability to access or use their assets and settle their liabilities other than those resulting from the supervisory frameworks within which subsidiaries of the financial sector operate. The supervisory frameworks require subsidiaries of the financial sector to keep certain levels of regulatory capital (see note 4.4) and liquid assets (see note 4.3), limit their exposure to other parts of Grupo Aval and its subsidiaries and comply with other ratios.